Concentration of Risks - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 Customer	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Concentration Risk [Line Items]
Depreciation of RMB against US$	(6.80%)	(6.10%)	(0.40%)
Customer Concentration Risk
Concentration Risk [Line Items]
Number of customers who contributed more than 3% of Company's revenue	0	0	0
Cabinet and Bandwidth Supply | Supplier Concentration Risk
Concentration Risk [Line Items]
Concentration of risk, percentage	19.00%	15.00%	21.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration of risk, percentage	4.00%	6.00%	7.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk | Largest single customer | Maximum
Concentration Risk [Line Items]
Concentration of risk, percentage	4.00%	4.00%	4.00%
PRC | Credit Concentration Risk
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions	$ 70,524			¥ 489,646	¥ 969,467
Outside the PRC | Credit Concentration Risk
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions	$ 444,019	$ 176,637		¥ 3,082,823